Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 533,139	$ 96,750	$ 240,917
Raw materials	774,588	1,383,630	98,937
Total inventories	$ 1,307,727	$ 1,480,380	$ 340,425